Operating Assets and Liabilities - Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Assets and Liabilities
Insurance	$ 313	$ 421
Other	27	81
Total	$ 340	$ 502